Basis of Presentation	6 Months Ended
Jun. 30, 2026
Basis of Presentation [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

Preparation

These financial statements have been prepared in accordance with IAS 34: “Interim Financial Reporting”, using the same accounting policies as those set out in Note 3 of the audited annual consolidated financial statements for the year ended December 31, 2025, which were prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”). Certain disclosures, which are normally required to be included in the notes to the annual consolidated financial statements, have been condensed or omitted. The financial statements should be read in conjunction with the Company’s annual consolidated financial statements and notes thereto for the year ended December 31, 2025.

The Company has adopted all published standards, interpretations or amendments to accounting standards issued by the IASB, that are effective for annual periods beginning on or after January 1, 2026. There was no material impact to the financial statements.

In these financial statements, all amounts are expressed in Canadian dollars (“$CAD”), unless otherwise indicated, which is the Company’s functional currency. These financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at their fair value.

These financial statements were approved by Greenfire’s Board of Directors on August 5, 2026.